DEBT - Convertible Notes Derivative Liability Activity (Details)	3 Months Ended
Apr. 05, 2019 USD ($)
Convertible Debt, Conversion Feature
Debt
Fair value of embedded derivative	$ 1,623,009
Change in fair value of embedded derivatives	1,531,221
Fair value of embedded derivative	3,610,905
Change in Control feature
Debt
Fair value of embedded derivative	118,213
Change in fair value of embedded derivatives	(146,799)
Convertible Note - January 2019 | Convertible Debt, Conversion Feature
Debt
Fair value at issuance	172,227
Convertible Note - January 2019 | Change in Control feature
Debt
Fair value at issuance	10,655
Convertible Note - February 2019 | Convertible Debt, Conversion Feature
Debt
Fair value at issuance	284,448
Convertible Note - February 2019 | Change in Control feature
Debt
Fair value at issuance	$ 17,931